UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21121

Large-Cap Growth Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2007

Item 1. Schedule of Investments

Large-Cap Growth Portfolio                                                                                                      as of September 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.3%

Security	Shares	Value
Aerospace & Defense — 6.2%
Boeing Co.	14,200	$1,490,858
General Dynamics Corp.	23,300	1,968,151
Rockwell Collins, Inc.	16,500	1,205,160
United Technologies Corp.	34,700	2,792,656
		$7,456,825
Air Freight & Logistics — 1.0%
FedEx Corp.	11,100	$1,162,725
		$1,162,725
Beverages — 2.5%
Coca-Cola Co. (The)	23,900	$1,373,533
PepsiCo, Inc.	22,350	1,637,361
		$3,010,894
Biotechnology — 1.4%
Gilead Sciences, Inc. (1)	40,200	$1,642,974
		$1,642,974
Capital Markets — 3.7%
Franklin Resources, Inc.	7,300	$930,750
Goldman Sachs Group, Inc.	5,600	1,213,744
Invesco PLC ADR (2)	42,000	1,146,600
State Street Corp.	17,200	1,172,352
		$4,463,446
Chemicals — 2.2%
E.I. du Pont de Nemours & Co.	28,300	$1,402,548
Ecolab, Inc.	26,000	1,227,200
		$2,629,748
Communications Equipment — 6.4%
Cisco Systems, Inc. (1)	90,200	$2,986,522
Corning, Inc.	36,100	889,865
QUALCOMM, Inc.	42,200	1,783,372
Research In Motion, Ltd. (1)(3)	20,100	1,980,855
		$7,640,614
Computer Peripherals — 3.8%
Apple, Inc. (1)	19,500	$2,994,030
Hewlett-Packard Co.	31,500	1,568,385
		$4,562,415
Consumer Finance — 1.0%
American Express Co.	19,300	$1,145,841
		$1,145,841

Electrical Equipment — 1.4%
Emerson Electric Co.	31,200	$1,660,464
		$1,660,464
Electronic Equipment & Instruments — 0.9%
Agilent Technologies, Inc. (1)	28,500	$1,051,080
		$1,051,080
Energy Equipment & Services — 2.7%
Schlumberger, Ltd. (3)	17,500	$1,837,500
Transocean, Inc. (1)(3)	11,900	1,345,295
		$3,182,795
Food & Staples Retailing — 3.5%
CVS & Caremark Corp.	40,224	$1,594,077
Safeway, Inc.	31,900	1,056,209
Wal-Mart Stores, Inc.	33,700	1,471,005
		$4,121,291
Food Products — 3.2%
Cadbury Schweppes PLC ADR	16,915	$786,886
Nestle SA (3)	3,400	1,519,034
William Wrigley Jr. Co.	23,500	1,509,405
		$3,815,325
Health Care Equipment & Supplies — 3.5%
Medtronic, Inc.	44,000	$2,482,040
Zimmer Holdings, Inc. (1)	21,100	1,708,889
		$4,190,929
Health Care Providers & Services — 0.9%
UnitedHealth Group, Inc.	23,000	$1,113,890
		$1,113,890
Hotels, Restaurants & Leisure — 1.7%
International Game Technology	46,000	$1,982,600
		$1,982,600
Household Products — 3.2%
Colgate-Palmolive Co.	24,000	$1,711,680
Procter & Gamble Co.	30,668	2,157,187
		$3,868,867
Industrial Conglomerates — 1.9%
General Electric Co.	54,400	$2,252,160
		$2,252,160
Internet Software & Services — 4.9%
Akamai Technologies, Inc. (1)(2)	36,000	$1,034,280
eBay, Inc. (1)	41,000	1,599,820
Google Inc., Class A (1)(2)	4,400	2,495,988

Yahoo!, Inc. (1)	28,500	$764,940
		$5,895,028
IT Services — 2.0%
MasterCard, Inc., Class A (2)	8,100	$1,198,557
Paychex, Inc. (2)	30,000	1,230,000
		$2,428,557
Life Sciences Tools & Services — 1.0%
Thermo Fisher Scientific, Inc. (1)	20,300	$1,171,716
		$1,171,716
Machinery — 2.9%
Danaher Corp.	10,300	$851,913
Deere & Co.	9,400	1,395,148
Eaton Corp.	12,500	1,238,000
		$3,485,061
Media — 4.9%
Clear Channel Outdoor Holdings, Inc., Class A (1)(2)	32,500	$828,750
Comcast Corp., Class A (1)	72,500	1,753,050
McGraw-Hill Companies, Inc., (The)	17,600	896,016
Omnicom Group, Inc.	30,000	1,442,700
Walt Disney Co.	27,300	938,847
		$5,859,363
Metals & Mining — 1.2%
Goldcorp, Inc. (2)(3)	47,000	$1,436,320
		$1,436,320
Multiline Retail — 1.4%
Nordstrom, Inc. (2)	17,000	$797,130
Sears Holdings Corp. (1)(2)	6,400	814,080
		$1,611,210
Oil, Gas & Consumable Fuels — 4.1%
Anadarko Petroleum Corp.	28,700	$1,542,625
ConocoPhillips	16,500	1,448,205
Exxon Mobil Corp.	13,210	1,222,718
Statoil ASA ADR	21,000	712,320
		$4,925,868
Pharmaceuticals — 7.7%
Abbott Laboratories	26,000	$1,394,120
Allergan, Inc.	18,000	1,160,460
Eli Lilly & Co.	20,500	1,167,065
Johnson & Johnson	22,500	1,478,250
Novartis AG ADR	18,400	1,011,264
Roche Holdings, Ltd. (3)	10,600	957,739
Shire PLC ADR	12,100	895,158

Wyeth	26,300	$1,171,665
		$9,235,721
Semiconductors & Semiconductor Equipment — 7.4%
Intel Corp.	87,000	$2,249,820
KLA-Tencor Corp. (2)	24,000	1,338,720
Linear Technology Corp. (2)	28,800	1,007,712
Marvell Technology Group, Ltd. (1)(3)	50,000	818,500
NVIDIA Corp. (1)	45,750	1,657,980
Texas Instruments, Inc.	49,500	1,811,205
		$8,883,937
Software — 6.4%
Adobe Systems, Inc. (1)	28,000	$1,222,480
Autodesk, Inc. (1)	25,600	1,279,232
Microsoft Corp.	92,420	2,722,693
Oracle Corp. (1)	59,500	1,288,175
VMware, Inc., Class A (1)(2)	13,332	1,133,220
		$7,645,800
Specialty Retail — 0.6%
J. Crew Group, Inc. (1)(2)	15,800	$655,700
		$655,700
Textiles, Apparel & Luxury Goods — 1.0%
Nike, Inc., Class B	19,900	$1,167,334
		$1,167,334
Wireless Telecommunication Services — 0.7%
SprintNextel Corp.	45,200	$858,800
		$858,800
Total Common Stocks (identified cost $94,196,459)		$116,215,298

Short-Term Investments — 13.4%

Description	Shares/Interest (000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 5.42% (4)(5)	11,942	$11,941,877
Investment in Cash Management Portfolio, 5.01% (5)	4,084	4,084,390
Total Short-Term Investments (identified cost $16,026,267)		$16,026,267
Total Investments — 110.7% (identified cost $110,222,726)		$132,241,565
Other Assets, Less Liabilities — (10.7)%		$(12,729,590)
Net Assets — 100.0%		$119,511,975

ADR	—	American Depository Receipt
(1)		Non-income producing security.
(2)		All or a portion of these securities were on loan at September 30, 2007.
(3)		Foreign security.
(4)

The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at September 30, 2007. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. As of September 30, 2007, the Portfolio loaned securities having a market value of $11,635,958 and received $11,941,877 of cash collateral for the loans.

(5)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2007. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from Investment in Cash Management Portfolio for the fiscal year to date ended September 30, 2007 were $297,203 and $91,410, respectively.

The Portfolio did not have any open financial instruments at September 30, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$110,280,443
Gross unrealized appreciation	$22,828,486
Gross unrealized depreciation	(867,364)
Net unrealized appreciation	$21,961,122

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Large-Cap Growth Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	November 15, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	November 15, 2007

By:	/s/ Michelle A. Green
Michelle A. Green
Treasurer

Date:	November 15, 2007